Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent events
Subsequent events

27.        Subsequent events

The average quoted share price of our investment, refer note 15, in Roivant for the week ended March 25, 2022 was €4.79. This results in a decline in the fair value of the investment by €5.7 million.